Financial Risk Management - Summary of Sensitivity Analysis of the Company Financial Assets and Liabilities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets		$ 246,540
Financial liabilities	$ 2,354,495	(367,912)	$ 1,808,751	$ 1,894,474
Net asset position		(95,405)
Accounts payable [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial liabilities	3,241,369	(61,465)	2,743,873	2,696,573
Bank loans [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial liabilities		(306,447)
Cash and Cash Equivalents [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	13,466,027	25,967	10,055,211	12,371,464
Trade Accounts Receivables net [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	2,696,831	$ 272,507	$ 2,251,229	$ 2,368,342
Peso amounts at exchange rate of Ps.16.8935 [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	4,996,937
Financial liabilities	(7,456,950)
Net asset position	(1,933,697)
Peso amounts at exchange rate of Ps.16.8935 [Member] | Accounts payable [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial liabilities	(1,245,793)
Peso amounts at exchange rate of Ps.16.8935 [Member] | Bank loans [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial liabilities	(6,211,157)
Peso amounts at exchange rate of Ps.16.8935 [Member] | Cash and Cash Equivalents [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	526,316
Peso amounts at exchange rate of Ps.16.8935 [Member] | Trade Accounts Receivables net [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	5,523,253
Exchange rate would depreciate 10% [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	4,542,670
Financial liabilities	(6,779,046)
Net asset position	(1,757,906)
Exchange rate would depreciate 10% [Member] | Accounts payable [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial liabilities	(1,132,540)
Exchange rate would depreciate 10% [Member] | Bank loans [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial liabilities	(5,646,506)
Exchange rate would depreciate 10% [Member] | Cash and Cash Equivalents [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	478,470
Exchange rate would depreciate 10% [Member] | Trade Accounts Receivables net [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	5,021,140
Exchange rate would appreciate 10% [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	5,496,631
Financial liabilities	(8,202,645)
Net asset position	(2,127,066)
Exchange rate would appreciate 10% [Member] | Accounts payable [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial liabilities	(1,370,373)
Exchange rate would appreciate 10% [Member] | Bank loans [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial liabilities	(6,832,272)
Exchange rate would appreciate 10% [Member] | Cash and Cash Equivalents [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	578,948
Exchange rate would appreciate 10% [Member] | Trade Accounts Receivables net [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	$ 6,075,579